UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File No. 811-07261

CREDIT SUISSE TRUST

(Exact Name of Registrant as Specified in Charter)

Eleven Madison Avenue, New York, New York 10010

(Address of Principal Executive Offices)              (Zip Code)

John G. Popp
Credit Suisse Trust
Eleven Madison Avenue
New York, New York 10010

Registrant’s telephone number, including area code: (212) 325-2000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2021 to June 30, 2021

Item 1. Reports to Stockholders.

CREDIT SUISSE FUNDS

Semiannual Report

June 30, 2021
  (unaudited)

◼  CREDIT SUISSE TRUST
COMMODITY RETURN STRATEGY PORTFOLIO

The Portfolio's investment objective, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Portfolio, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 877-870-2874 or by visiting our website at www.credit-suisse.com/us/funds.

Credit Suisse Securities (USA) LLC, Distributor, is located at Eleven Madison Avenue, New York, NY 10010. The Portfolio is advised by Credit Suisse Asset Management, LLC.

Credit Suisse Trust — Commodity Return Strategy Portfolio (the "Portfolio") shares are not available directly to individual investors, but may be offered only through certain insurance products and pension and retirement plans.

Portfolio shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Portfolio investments are subject to investment risks, including loss of your investment.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Semiannual Investment Adviser's Report
June 30, 2021 (unaudited)

June 30, 2021

Dear Shareholder:

We are pleased to present this Semiannual Report covering the activities of the Credit Suisse Trust — Commodity Return Strategy Portfolio (the Portfolio) for the six-month period ended June 30, 2021.

Performance Summary
01/01/21 – 06/30/21

Portfolio & Benchmark	Performance
Class 1[1]	21.30%
Class 2[1]	21.60%
Bloomberg Commodity Index Total Return[2]	21.15%

Market and Strategy Review:

Commodities increased for the semiannual period ended June 30, 2021. The Bloomberg Commodity Index Total Return (the Benchmark) rose 21.15%, with 19 out of 23 index constituents posting gains.

For the six-month period ended June 30, 2021, the Portfolio outperformed the Benchmark before fees and fund expenses. Commodity strategies and the underlying cash management both contributed positively to performance. Within the Portfolio's commodity exposure, forward curve positioning in the Agriculture sector contributed the most to relative performance. Curve positioning within the Livestock and Energy sectors contributed positively to relative returns, but to a lesser extent. Forward positioning within Industrial Metals and Precious Metals detracted minimally from performance over the six-month period. On an individual commodity level, the top three estimated contributors to relative performance versus the Benchmark were Soybean Meal (+0.32%), Soybeans (+0.30%) and Natural Gas (+0.18%). Meanwhile, Brent Crude Oil (-0.11%), Corn (-0.09%) and WTI Crude Oil (-0.07%) had the largest negative impact relative to the benchmark.

The Energy sector increased 44.58%, led higher by Crude Oil and petroleum products, as fuel demand continued to climb while nations globally scaled back mobility restrictions. Meanwhile, OPEC+ continued to tightly adhere to its own production cuts, with Saudi Arabia committing itself to additional cuts. These simultaneous events tightened supply/demand fundamentals, which is a sharp reversal from this time last year when producers struggled to find land or tanker storage for their excess stockpiles. Natural Gas also rose, mostly during the second quarter, as several heat waves across the continental US, particularly a

Credit Suisse Trust — Commodity Return Strategy Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2021 (unaudited)

historical one impacting the Pacific North West, raised electricity demand to meet cooling needs.

Agriculture climbed 20.44% in the period, led higher by Soybean Oil. To comply with the US Renewable Fuel Standard (RFS) program blending requirements, refiners purchased more soybean oil to increase production of renewable diesel. Soybean oil demand also rose as the labor-intensive production of its key substitute, palm oil, declined amid pandemic-related issues. Corn also gained as inclement weather in the year reduced corn yield prospects in Brazil, after delayed planting earlier. Furthermore, dry and hot conditions in US corn producing regions stoked fears of continued supply shortfalls, despite an increase in planting acreage in 2021 compared to a year prior.

Industrial Metals gained 17.60% as industrial and manufacturing activity recovered quickly during the first half of the year. Aluminum strengthened the most as continued stimulus measures improved consumer demand and accelerating vaccine rollouts enhanced mobility. Declining aluminum inventories tracked by the London Metal Exchange indicated strong demand and limited supplies following a period of reduced capital expenditure spending in the mining industry. Copper also strengthened as Chinese copper smelters indicated new environmental-related capacity limitations and the use of more scrap metal to help the country meet its carbon-neutral goal, raising supply concerns for the metal. While China released inventories late in the period to help combat the price increases, the metal still rose 21.50%.

Livestock finished the period 8.83% higher, led up by Lean Hogs, after the US Department of Agriculture (USDA) reported consecutive months of strong US pork exports to China, Mexico, and Japan, reaching a record high in March 2021. Lean Hogs was also supported as increasing coronavirus inoculation rates within the US has also greatly affected restaurant demand for pork and other meats.

Precious Metals declined 5.70%, as strong US economic data during the period created optimism around a continued recovery, encouraging higher bond yields, and thereby increasing the opportunity cost of holding both gold and silver. Gold fell 6.96%, as a stronger US Dollar during the period reduced the relative attractiveness of holding precious metals as alternative stores of wealth.

Outlook:

During the first half of 2021, there has been a market focus on whether recent inflation is transitory or will be more persistent, and some of this discussion has been related to increasing commodity prices across most sectors. One potential longer-term impact on inflation might be continued commitments to green technology investments from both the public and private sector within the US,

Credit Suisse Trust — Commodity Return Strategy Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2021 (unaudited)

which has increased base metals demand forecasts. If the US passes a proposed large infrastructure plan, then this could be a multi-year boon for industrial metals. Within Energy, there has been an increase particularly focused on near-term contracts, leading to potentially more transitory price increase. Due to strong support from OPEC+ cuts, petroleum prices have risen significantly in 2021, with futures markets indicating the potential for declining oil prices through 2026. However, there is a high degree of uncertainty for what could be the catalyst for declining prices amid continued demand increases during the COVID-19 recovery. With current disagreements within OPEC+ about the path by which production is brought back online, along with a reluctance for capital-constrained US oil producers to regain production levels from early 2020, it is unclear if and when this reduction in prices will occur. If prices do in fact fall, but slower than the futures curve indicates, there is also a possibility for a futures-based strategy to produce positive returns.

Another potential example of a mix of transitory and longer-lasting elements could currently be observed in the Agriculture sector. Poor South American growing weather, which first appeared in the second half of 2020, had resulted in a premium for early 2021 crops which is expected to be reduced by late this year. Now that the second half of the year has started and prices declined from a few months ago, this is one example of inflation that had a transitory element. However, despite this slight price drop as near-dated contracts expired, late 2021 through 2024 futures prices for both Corn and Soybeans are still notably higher than they were at the end of 2020, making this potentially an example of more lasting price increases despite having a transitory element. In addition, there is still a possibility of higher prices in the near future as we approach a crucial period in the US crop season, where unexpected weather events could potentially cause disruptions in the crop lifecycle. Overall, the current environment may solidify the case of adding commodities to one's asset allocation for inflation protection, both short and long-term.

The Credit Suisse Commodities Management Team

Christopher Burton

This Portfolio is non-diversified, which means it may invest a greater proportion of its assets in the securities of a smaller number of issuers than a diversified mutual fund and may therefore be subject to greater volatility. The Portfolio's investment in commodity-linked derivative instruments may subject the Portfolio to greater volatility than investment in traditional securities, particularly in investments involving leverage.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2021 (unaudited)

The use of derivatives such as commodity-linked structured notes, swaps and futures entails substantial risks, including risk of loss of a significant portion of their principal value, commodity exposure risk, correlation risk, credit risk, derivatives risk, exposure risk, fixed income risk, focus risk, futures contract risk, illiquidity risk, interest rate risk, leveraging risk, market risk, non-diversified status, portfolio turnover risk, structures note risk, subsidiary risk, swap agreement risk, tax risk and US government securities risk. Gains and losses from speculative positions in derivatives may be much greater than the derivative's cost. At any time, the risk of loss of any individual security held by the Portfolio could be significantly higher than 50% of the security's value. For a detailed discussion of these and other risks, please refer to the Portfolio's Prospectus, which should be read carefully before investing.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Portfolio's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Portfolio could be materially different from those projected, anticipated or implied. The Portfolio has no obligation to update or revise forward-looking statements.

The views of the Portfolio's management are as of the date of the letter and the Portfolio holdings described in this document are as of June 30, 2021; these views and Portfolio holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Portfolio, without which performance would be lower. The Portfolio entered into a written contract to limit expenses to 1.05% for Class 1 shares and 0.80% for Class 2 shares of the Portfolio's average daily net assets through at least May 1, 2022.

2  The Bloomberg Commodity Index Total Return is composed of futures contracts on 23 physical commodities. The index does not have transactions costs and investors may not invest directly in the index.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2021 (unaudited)

Average Annual Returns as of June 30, 20211

	1 Year	5 Years	10 Years
Class 1	45.39%	2.44%	(4.66)%
Class 2	45.74%	—	—

Returns represent past performance and include change in share price and reinvestment of dividends and capital gain distributions, if any. Past performance cannot guarantee future results. The current performance of the Portfolio may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance information current to the most recent month end is available at www.credit-suisse.com/us/funds.

The annualized gross expense ratios are 1.05% for Class 1 shares and 0.77% for class 2 shares. The annualized net expense ratio after fee waivers and/or expense reimbursements are 1.05% for Class 1 shares and 0.77% for Class 2 shares.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Portfolio, without which performance would be lower. The Portfolio entered into a written contract to limit expenses to 1.05% for Class 1 shares and 0.80% for Class 2 shares of the Portfolio's average daily net assets through at least May 1, 2022.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2021 (unaudited)

Information About Your Portfolio's Expenses

As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six months ended June 30, 2021.

The table illustrates your Portfolio's expenses in two ways:

•  Actual Portfolio Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line.

•  Hypothetical 5% Portfolio Return. This helps you to compare the Portfolio's ongoing expenses with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical portfolio return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2021 (unaudited)

Expenses and Value for a $1,000 Investment
for the six-month period ended June 30, 2021

Actual Portfolio Return	Class 1	Class 2
Beginning Account Value 01/01/21	$1,000.00	$1,000.00
Ending Account Value 06/30/21	$1,213.00	$1,216.00
Expenses Paid per $1,000*	$5.76	$4.23
Hypothetical 5% Portfolio Return
Beginning Account Value 01/01/21	$1,000.00	$1,000.00
Ending Account Value 06/30/21	$1,019.59	$1,020.98
Expenses Paid per $1,000*	$5.26	$3.86
Annualized Expense Ratios*	1.05%	0.77%

*  Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratio" in the tables are based on actual expenses paid by the Portfolio during the period, net of fee waivers and/or actual expense reimbursements, if applicable. If those fee waivers and/or expense reimbursements had not been in effect, the Portfolio's actual expenses would have been higher. Expenses do not reflect additional charges and expenses that are, or may be, imposed under the variable contracts or plans. Such charges and expenses are described in the prospectus of the insurance company separate account or in the plan documents or other informational materials supplied by plan sponsors. The Portfolio's expenses should be considered with these charges and expenses in evaluating the overall cost of investing in the separate account.

For more information, please refer to the Portfolio's Prospectus.

Portfolio Breakdown**

United States Agency Obligations	50.77%
United States Treasury Obligations	49.23
Total	100.00%

**  Expressed as a percentage of total investments (excluding securities lending collateral, if applicable) and may vary over time.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Consolidated Schedule of Investments
June 30, 2021 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
UNITED STATES AGENCY OBLIGATIONS (47.4%)
$1,700	Federal Farm Credit Banks, USBMMY3M + 0.115%(1)	(AA+, Aaa)	02/24/22	0.160	$1,701,228
5,500	Federal Farm Credit Banks, USBMMY3M + 0.270%(1)	(AA+, Aaa)	05/16/22	0.320	5,512,628
11,900	Federal Farm Credit Banks, SOFR + 0.310%(1)	(AA+, Aaa)	11/07/22	0.360	11,944,772
5,300	Federal Farm Credit Banks, USBMMY3M + 0.420%(1)	(AA+, Aaa)	11/07/22	0.470	5,328,785
7,000	Federal Farm Credit Banks, USBMMY3M + 0.035%(1)	(AA+, Aaa)	05/03/23	0.085	7,000,379
36,500	Federal Farm Credit Banks, SOFR + 0.380%(1)	(AA+, Aaa)	05/08/23	0.430	36,748,001
1,000	Federal Farm Credit Banks	(AA+, Aaa)	09/01/23	0.300	999,657
2,000	Federal Farm Credit Banks, SOFR + 0.135%(1)	(AA+, Aaa)	11/06/23	0.185	2,004,522
6,000	Federal Home Loan Banks, LIBOR 1M + 0.000%(1)	(AA+, Aaa)	10/15/21	0.073	6,000,922
6,000	Federal Home Loan Banks, SOFR + 0.150%(1)	(AA+, Aaa)	11/15/21	0.200	6,003,321
4,300	Federal Home Loan Banks	(AA+, Aaa)	03/29/22	0.060	4,299,926
2,000	Federal Home Loan Banks	(AA+, Aaa)	02/26/26	0.620	1,976,977
4,000	Federal Home Loan Bank Discount Notes(2)	(AA+, Aaa)	09/17/21	0.010	3,999,653
12,000	Federal Home Loan Mortgage Corp., SOFR + 0.145%(1)	(AA+, Aaa)	12/09/21	0.195	12,003,803
16,000	Federal Home Loan Mortgage Corp., SOFR + 0.130%(1)	(AA+, Aaa)	08/05/22	0.180	16,020,393
7,000	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	01/27/23	0.350	7,000,851
5,600	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	05/05/23	0.375	5,615,196
6,000	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	05/24/24	0.400	5,986,886
7,643	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	06/18/24	0.430	7,620,346
7,100	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	07/21/25	0.375	7,005,548
10,000	Federal National Mortgage Association, SOFR + 0.320%(1)	(AA+, Aaa)	10/22/21	0.370	10,008,948
14,200	Federal National Mortgage Association, SOFR + 0.360%(1)	(AA+, Aaa)	01/20/22	0.410	14,228,574
10,000	Federal National Mortgage Association, SOFR + 0.300%(1)	(AA+, Aaa)	01/27/22	0.350	10,018,484
10,100	Federal National Mortgage Association, SOFR + 0.390%(1)	(AA+, Aaa)	04/15/22	0.440	10,131,585
7,000	Federal National Mortgage Association, SOFR + 0.110%(1)	(AA+, Aaa)	03/04/22	0.160	7,004,953
35,000	Federal National Mortgage Association, SOFR + 0.350%(1)	(AA+, Aaa)	04/07/22	0.400	35,095,504
5,100	Federal National Mortgage Association, SOFR + 0.180%(1)	(AA+, Aaa)	05/13/22	0.230	5,107,138
9,000	Federal National Mortgage Association	(AA+, Aaa)	05/22/23	0.250	9,000,752
8,000	Federal National Mortgage Association	(AA+, Aaa)	07/10/23	0.250	8,000,706
2,500	Federal National Mortgage Association	(AA+, Aaa)	07/20/23	0.400	2,500,239
900	Federal National Mortgage Association	(AA+, Aaa)	11/27/23	0.250	898,522

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Consolidated Schedule of Investments (continued)
June 30, 2021 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
UNITED STATES AGENCY OBLIGATIONS (continued)
$2,300	Federal National Mortgage Association	(AA+, Aaa)	06/14/24	0.375	$2,299,657
6,000	Federal National Mortgage Association	(AA+, Aaa)	04/22/25	0.625	5,997,012
7,500	Federal National Mortgage Association	(AA+, Aaa)	06/17/25	0.500	7,458,762
TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $282,097,975)					282,524,630
UNITED STATES TREASURY OBLIGATIONS (45.9%)
10,000	United States Treasury Bills(2)	(AA+, Aaa)	08/19/21	0.015	9,999,452
1,000	United States Treasury Bills(2)	(AA+, Aaa)	09/02/21	0.060	999,923
5,000	United States Treasury Bills(2)	(AA+, Aaa)	09/14/21	0.020	4,999,583
8,000	United States Treasury Bills(2)	(AA+, Aaa)	11/18/21	0.030	7,998,600
3,500	United States Treasury Bills(2)	(AA+, Aaa)	04/21/22	0.065	3,498,600
14,000	United States Treasury Floating Rate Notes, USBMMY3M + 0.154%(1)(4)	(AA+, Aaa)	01/31/22	0.204	14,013,480
48,700	United States Treasury Floating Rate Notes, USBMMY3M + 0.114%(1)(3)(4)	(AA+, Aaa)	04/30/22	0.164	48,749,177
50,800	United States Treasury Floating Rate Notes, USBMMY3M + 0.055%(1)	(AA+, Aaa)	07/31/22	0.105	50,833,808
30,300	United States Treasury Floating Rate Notes, USBMMY3M + 0.055%(1)(4)	(AA+, Aaa)	10/31/22	0.105	30,320,751
43,960	United States Treasury Floating Rate Notes, USBMMY3M + 0.049%(1)	(AA+, Aaa)	01/31/23	0.099	43,982,508
55,600	United States Treasury Floating Rate Notes, USBMMY3M + 0.034%(1)	(AA+, Aaa)	04/30/23	0.084	55,611,883
3,000	United States Treasury Note	(AA+, Aaa)	04/30/23	0.125	2,994,609
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $273,896,639)					274,002,374
TOTAL INVESTMENTS AT VALUE (93.3%) (Cost $555,994,614)					556,527,004
OTHER ASSETS IN EXCESS OF LIABILITIES (6.7%)					39,813,613
NET ASSETS (100.0%)					$596,340,617

†  Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

(1)  Variable rate obligation — The interest rate shown is the rate in effect as of June 30, 2021.

(2)  Securities are zero coupon. Rate presented is yield to maturity as of June 30, 2021.

(3)  At June 30, 2021, $400,400 in the value of this security has been pledged to cover initial margin requirements for open futures contracts.

(4)  At June 30, 2021, $19,924,597 in the value of these securities has been pledged as collateral for open swap contracts.

INVESTMENT ABBREVIATIONS

1M = 1 Month

LIBOR = London Interbank Offered Rate

SOFR = Secured Overnight Financing Rate

USBMMY3M = U.S. Treasury 3 Month Bill Money Market Yield

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Consolidated Schedule of Investments (continued)
June 30, 2021 (unaudited)

Futures Contracts

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)
Contracts to Sell
Agriculture
Corn Futures	USD	Sep 2021	(21)	$(629,213)	$(16,057)
Soybean Meal Futures	USD	Nov 2021	(5)	(349,750)	(2,214)
					$(18,271)
Livestock
Lean Hogs Futures	USD	Aug 2021	(37)	(1,528,100)	$171,343
					$153,072

Commodity Index Swap Contracts

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Payment Frequency	Upfront Premiums Paid/ (Received)	Net Unrealized Appreciation (Depreciation)
USD	$81,459,618	07/20/21	Bank of America	Merrill Lynch Commodity Index Extra CS2T Total Return(a)	0.31%	At Maturity	$—	$863,827
USD	29,337,338	07/20/21	Bank of America	Bloomberg Commodity Index 2 Month Forward Total Return	0.17%	At Maturity	—	303,374
USD	76,143,460	07/20/21	Citigroup	Bloomberg Commodity Index Total Return	0.16%	At Maturity	—	809,789
USD	12,758,668	07/20/21	JPMorgan Chase	Bloomberg Commodity Index Total Return	0.15%	At Maturity	—	135,741
USD	31,497,161	07/20/21	JPMorgan Chase	Bloomberg Commodity Index 2 Month Forward Total Return	0.16%	At Maturity	—	325,773
USD	64,901,785	07/20/21	Macquarie Bank Ltd.	Macquarie Commodity Customized Product 112T Index(b)	0.31%	At Maturity	—	663,534

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Consolidated Schedule of Investments (continued)
June 30, 2021 (unaudited)

Commodity Index Swap Contracts (continued)

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Payment Frequency	Upfront Premiums Paid/ (Received)	Net Unrealized Appreciation (Depreciation)
USD	$51,843,906	07/20/21	Macquarie Bank Ltd.	Bloomberg Commodity Index 2 Month Forward Total Return	0.20%	At Maturity	$—	$535,473
USD	54,884,740	07/20/21	Morgan Stanley	Bloomberg Commodity Index 2 Month Forward Total Return	0.19%	At Maturity	—	567,106
USD	69,396,591	07/20/21	Societe Generale	Bloomberg Commodity Index Total Return	0.16%	At Maturity	—	738,036
USD	68,787,310	07/20/21	Societe Generale	Societe Generale P04 TR Index(c)	0.31%	At Maturity	—	706,761
USD	3,000,000	07/20/21	UBS	0.18%	Bloomberg Commodity Index 2 Month Forward Total Return	At Maturity	—	(67,759)
USD	53,020,363	07/20/21	UBS	Bloomberg Commodity Index 2 Month Forward Total Return	0.18%	At Maturity	—	548,060
								$6,129,715

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Consolidated Schedule of Investments (continued)
June 30, 2021 (unaudited)

(a)  The index seeks to provide exposure to a diversified group of commodities, inclusive of energy, grains, meats, metals, precious,softs, and textiles. The Fund has indirect exposure to all of the below underlying positions that make up the custom index. When applicable, the table is limited to the largest 50 positions (based on absolute market value) and any other position where the notional value for the position exceeds 1% of the notional value of the index.

Commodity Name	Weight	Quantity(1)	6/30/21 Value(1)
COMEX Gold AUG 21 Futures	11.53%	53.59	9,493,827
NYMEX WTI Crude Oil SEP 21 Futures	9.82%	111.16	8,089,249
NYMEX Nat Gas SEP 21 Futures	9.03%	205.20	7,436,531
ICE Brent Crude Oil SEP 21 Futures	7.92%	87.40	6,522,039
CBOT Corn SEP 21 Futures	6.02%	165.42	4,956,424
COMEX High Grade Copper SEP 21 Futures	5.30%	40.67	4,361,360
CBOT Soybeans NOV 21 Futures	5.23%	61.53	4,304,207
LME Aluminium DEC 21 Futures	4.34%	56.81	3,569,371
CBOT Bean Oil DEC 21 Futures	3.93%	85.97	3,237,395
COMEX Silver SEP 21 Futures	3.55%	22.29	2,918,828
CME Live Cattle AUG 21 Futures	3.43%	57.53	2,824,339
NYBOT Coffee SEP 21 Futures	3.11%	42.80	2,563,863
ICE Gas Oil SEP 21 Futures	3.00%	41.16	2,468,721
NYBOT Sugar OCT 21 Futures	2.94%	120.75	2,419,370
LME Zinc DEC 21 Futures	2.82%	31.22	2,322,687
CBOT Soy Meal DEC 21 Futures	2.80%	60.35	2,303,524
NYMEX Unleaded Gasoline SEP 21 Futures	2.77%	24.38	2,276,599
CBOT Wheat SEP 21 Futures	2.61%	63.13	2,144,833
NYMEX Heating Oil SEP 21 Futures	2.44%	22.48	2,011,479
CME Lean Hogs DEC 21 Futures	2.28%	58.54	1,874,920
LME Nickel DEC 21 Futures	2.27%	17.12	1,871,430
KCBOT Kansas Wheat SEP 21 Futures	1.48%	37.02	1,219,688
NYBOT Cotton DEC 21 Futures	1.39%	26.92	1,142,744

(1)  Amounts represent quantity and value of index components as they relate specifically to the Fund's swap position as of June 30, 2021.

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Consolidated Schedule of Investments (continued)
June 30, 2021 (unaudited)

(b)  The index seeks to provide exposure to a diversified group of commodities, inclusive of energy, livestock and meat, agricultural and metals. The Fund has indirect exposure to all of the below underlying positions that make up the custom index. When applicable, the table is limited to the largest 50 positions (based on absolute market value) and any other position where the notional value for the position exceeds 1% of the notional value of the index.

Commodity Name	Weight	Quantity(1)	6/30/21 Value(1)
COMEX Gold AUG 21 Futures	11.55%	42.73	7,570,482
NYMEX WTI Crude Oil DEC 21 Futures	9.76%	91.25	6,399,278
NYMEX Nat Gas SEP 21 Futures	9.04%	163.63	5,929,973
ICE Brent Crude Oil DEC 21 Futures	7.89%	71.46	5,171,262
CBOT Corn SEP 21 Futures	6.03%	131.91	3,952,308
COMEX High Grade Copper SEP 21 Futures	5.30%	32.44	3,478,009
CBOT Soybeans NOV 21 Futures	5.23%	49.07	3,432,223
LME Aluminium DEC 21 Futures	4.34%	45.30	2,846,256
CBOT Bean Oil DEC 21 Futures	3.99%	69.42	2,613,971
COMEX Silver SEP 21 Futures	3.55%	17.77	2,327,506
CME Live Cattle AUG 21 Futures	3.43%	45.88	2,252,159
NYBOT Coffee SEP 21 Futures	3.12%	34.13	2,044,453
ICE Gas Oil SEP 21 Futures	3.00%	32.82	1,968,585
NYBOT Sugar OCT 21 Futures	2.94%	96.14	1,926,359
LME Zinc DEC 21 Futures	2.82%	24.90	1,852,137
NYMEX Unleaded Gasoline SEP 21 Futures	2.77%	19.46	1,817,126
CBOT Soy Meal DEC 21 Futures	2.76%	47.41	1,809,634
CBOT Wheat SEP 21 Futures	2.61%	50.29	1,708,607
NYMEX Heating Oil SEP 21 Futures	2.45%	17.92	1,603,976
CME Lean Hogs DEC 21 Futures	2.28%	46.68	1,495,082
LME Nickel DEC 21 Futures	2.28%	13.65	1,492,299
KCBOT Kansas Wheat SEP 21 Futures	1.48%	29.54	973,320
NYBOT Cotton DEC 21 Futures	1.39%	21.40	908,298

(1)  Amounts represent quantity and value of index components as they relate specifically to the Fund's swap position as of June 30, 2021.

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Consolidated Schedule of Investments (continued)
June 30, 2021 (unaudited)

(c)  The index seeks to provide exposure to a diversified group of commodities, inclusive of energy, livestock and meat, agricultural and metals. The Fund has indirect exposure to all of the below underlying positions that make up the custom index. When applicable, the table is limited to the largest 50 positions (based on absolute market value) and any other position where the notional value for the position exceeds 1% of the notional value of the index.

Commodity Name	Weight	Quantity(1)	6/30/21 Value(1)
COMEX Gold AUG 21 Futures	11.56%	45.35	8,034,489
NYMEX WTI Crude Oil DEC 21 Futures	9.90%	98.08	6,878,663
NYMEX Nat Gas SEP 21 Futures	9.05%	173.56	6,289,976
ICE Brent Crude Oil DEC 21 Futures	7.99%	76.74	5,553,945
CBOT Corn SEP 21 Futures	6.04%	140.20	4,200,731
COMEX High Grade Copper DEC 21 Futures	5.22%	33.87	3,627,336
CBOT Soybeans NOV 21 Futures	5.21%	51.80	3,623,165
LME Aluminium DEC 21 Futures	4.32%	47.76	3,000,423
CBOT Bean Oil DEC 21 Futures	3.90%	71.98	2,710,598
COMEX Silver DEC 21 Futures	3.53%	18.71	2,454,133
CME Live Cattle AUG 21 Futures	3.45%	48.89	2,399,921
NYBOT Coffee SEP 21 Futures	3.05%	35.36	2,118,436
ICE Gas Oil SEP 21 Futures	3.04%	35.25	2,114,266
NYBOT Sugar OCT 21 Futures	2.94%	101.88	2,041,288
CBOT Soy Meal DEC 21 Futures	2.84%	51.66	1,971,786
NYMEX Unleaded Gasoline SEP 21 Futures	2.80%	20.82	1,943,985
LME Zinc DEC 21 Futures	2.79%	26.06	1,938,425
CBOT Wheat SEP 21 Futures	2.55%	52.19	1,773,009
NYMEX Heating Oil SEP 21 Futures	2.47%	19.21	1,718,797
LME Nickel DEC 21 Futures	2.26%	14.35	1,569,366
CME Lean Hogs DEC 21 Futures	2.23%	48.30	1,547,126
KCBOT Kansas Wheat SEP 21 Futures	1.44%	30.27	997,361
NYBOT Cotton DEC 21 Futures	1.42%	23.18	984,155

(1)  Amounts represent quantity and value of index components as they relate specifically to the Fund's swap position as of June 30, 2021.

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Consolidated Statement of Assets and Liabilities
June 30, 2021 (unaudited)

Assets
Investments at value (Cost $555,994,614) (Note 2)	$556,527,004
Cash	16,679,501
Cash segregated at brokers for swap contracts (Note 2)	17,350,000
Unrealized appreciation on open swap contracts (Note 2)	6,197,474
Receivable for Portfolio shares sold	224,445
Interest receivable	203,939
Prepaid expenses	1,529
Total assets	597,183,892
Liabilities
Investment advisory fee payable (Note 3)	286,726
Administrative services fee payable (Note 3)	25,170
Shareholder servicing/Distribution fee payable (Note 3)	6,074
Payable for Portfolio shares redeemed	100,814
Unrealized depreciation on open swap contracts (Note 2)	67,759
Variation margin payable on futures contracts (Note 2)	58,075
Trustees' fee payable	12,032
Accrued expenses	286,625
Total liabilities	843,275
Net Assets
Capital stock, $.001 par value (Note 6)	144,958
Paid-in capital (Note 6)	504,123,961
Total distributable earnings (loss)	92,071,698
Net assets	$596,340,617
Class 1 Shares
Net assets	$30,198,736
Shares outstanding	7,362,243
Net asset value, offering price and redemption price per share	$4.10
Class 2 Shares
Net assets	$566,141,881
Shares outstanding	137,595,916
Net asset value, offering price and redemption price per share	$4.11

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Consolidated Statement of Operations
For the Six Months Ended June 30, 2021 (unaudited)

Investment Income
Interest	$565,647
Securities lending (net of rebates)	396
Total investment income	566,043
Expenses
Investment advisory fees (Note 3)	1,600,082
Administrative services fees (Note 3)	45,895
Shareholder servicing/Distribution fees (Note 3)
Class 1	31,144
Transfer agent fees (Note 3)	237,646
Printing fees	35,727
Trustees' fees	32,516
Audit and tax fees	31,826
Custodian fees	31,225
Legal fees	30,697
Commitment fees (Note 4)	11,706
Insurance expense	9,728
Recoupment of previously waived fees (Note 3)	26,128
Miscellaneous expense	6,899
Total expenses	2,131,219
Net investment loss	(1,565,176)
Net Realized and Unrealized Gain (Loss) from Investments, Futures Contracts and Swap Contracts
Net realized gain from investments	7,830
Net realized gain from futures contracts	2,428,743
Net realized gain from swap contracts	111,514,397
Net change in unrealized appreciation (depreciation) from investments	(506,523)
Net change in unrealized appreciation (depreciation) from futures contracts	(2,912,984)
Net change in unrealized appreciation (depreciation) from swap contracts	(2,491,674)
Net realized and unrealized gain from investments, futures contracts and swap contracts	108,039,789
Net increase in net assets resulting from operations	$106,474,613

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Consolidated Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2021 (unaudited)	For the Year Ended December 31, 2020
From Operations
Net investment loss	$(1,565,176)	$(692,427)
Net realized gain (loss) from investments, futures contracts and swap contracts	113,950,970	(8,494,973)
Net change in unrealized appreciation (depreciation) from investments, futures contracts and swap contracts	(5,911,181)	9,641,978
Net increase in net assets resulting from operations	106,474,613	454,578
From Distributions
From distributable earnings
Class 1	—	(23,311,127)
Return of Capital
Class 1	—	(455,570)
Net decrease in net assets resulting from distributions	—	(23,766,697)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	22,237,004	404,545,735
Reinvestment of dividends	—	23,766,697
Net asset value of shares redeemed	(21,574,624)	(368,934,986)
Net increase in net assets from capital share transactions	662,380	59,377,446
Net increase in net assets	107,136,993	36,065,327
Net Assets
Beginning of period	489,203,624	453,138,297
End of period	$596,340,617	$489,203,624

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Consolidated Financial Highlights
(For a Class 1 Share of the Portfolio Outstanding Throughout Each Period)

	For the Six Months Ended June 30, 2021	For the Year Ended December 31,
	(unaudited)	2020	2019	2018	2017	2016
Per share data
Net asset value, beginning of period	$3.38	$3.67	$3.47	$4.03	$4.38	$3.91
INVESTMENT OPERATIONS
Net investment income (loss)[1]	(0.02)	0.00[2]	0.04	0.04	0.00[2]	(0.01)
Net gain (loss) from investments, futures contracts and swap contracts (both realized and unrealized)	0.74	(0.10)	0.19	(0.50)	0.04	0.48
Total from investment operations	0.72	(0.10)	0.23	(0.46)	0.04	0.47
LESS DIVIDENDS
Dividends from net investment income	—	(0.19)	(0.03)	(0.10)	(0.39)	—
Return of capital	—	(0.00)[2]	—	—	—	—
Total dividends	—	(0.19)	(0.03)	(0.10)	(0.39)	—
Net asset value, end of period	$4.10	$3.38	$3.67	$3.47	$4.03	$4.38
Total return[3]	21.30%	(1.48)%	6.69%	(11.66)%	1.52%	12.02%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$30,199	$20,156	$453,138	$389,931	$408,881	$347,118
Ratio of net expenses to average net assets	1.05%[4]	1.05%	1.05%	1.04%	1.05%	1.05%
Ratio of net investment income (loss) to average net assets	(0.84)%[4]	0.13%	1.22%	0.93%	0.07%	(0.35)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	—%[4]	0.01%	0.00%[5]	—%	0.06%	0.02%
Portfolio turnover rate[6]	14%	184%	148%	105%	94%	113%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $0.01 per share.

3  Total returns are historical and include change in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

5  This amount represents less than 0.01%.

6  Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Consolidated Financial Highlights
(For a Class 2 Share of the Portfolio Outstanding Throughout Each Period)

	For the Six Months Ended June 30, 2021 (unaudited)	For the Period from May 1, 2020 (inception) to December 31, 2020
Per share data
Net asset value, beginning of period	$3.38	$2.63
INVESTMENT OPERATIONS
Net investment loss[1]	(0.01)	(0.01)
Net gain on investments, futures contracts and swap contracts (both realized and unrealized)	0.74	0.76
Total from investment operations	0.73	0.75
LESS DIVIDENDS
Dividends from net investment income	—	—
Total dividends	—	—
Net asset value, end of period	$4.11	$3.38
Total return[2]	21.60%	28.52%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$566,142	$469,048
Ratio of net expenses to average net assets	0.77%[3]	0.80%[3]
Ratio of net investment loss to average net assets	(0.56)%[3]	(0.32)%[3]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	—%[3]	0.01%[3]
Portfolio turnover rate[4]	14%	184%

1  Per share information is calculated using the average shares outstanding method.

2  Total returns are historical and include change in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

3  Annualized.

4  Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Consolidated Financial Statements
June 30, 2021 (unaudited)

Note 1. Organization

Credit Suisse Trust (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), which currently offers the Commodity Return Strategy Portfolio (the "Portfolio"). The Portfolio is a non-diversified, open-end management investment company that seeks total return that exceeds the return of its benchmark index, the Bloomberg Commodity Index Total Return (the "Benchmark"). Shares of the Portfolio are not available directly to individual investors but may be offered only through (a) variable annuity contracts and variable life insurance contracts offered by separate accounts of certain insurance companies and (b) tax qualified pension and retirement plans. The Portfolio may not be available in connection with a particular contract or plan. The Trust was organized under the laws of the Commonwealth of Massachusetts as a business trust on March 15, 1995.

Credit Suisse Asset Management, LLC ("Credit Suisse" or the "Adviser"), the investment adviser to the Portfolio, is registered as an investment adviser with the Securities and Exchange Commission and as a Commodity Pool Operator with the Commodity Futures Trading Commission. The Portfolio intends to gain exposure to commodity derivatives through investing in a wholly-owned subsidiary, Credit Suisse Cayman Commodity Fund II, Ltd. (the "Subsidiary"), organized under the laws of the Cayman Islands. The Subsidiary invests in commodity-linked derivative instruments, such as swaps and futures. The Subsidiary may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiary's derivatives positions.

The Subsidiary is managed by the same portfolio managers that manage the Portfolio and the accompanying financial statements reflect the financial position of the Portfolio and the Subsidiary and the results of operations on a consolidated basis. The consolidated financial statements include portfolio holdings of the Portfolio and the Subsidiary and all intercompany transactions and balances have been eliminated. The Portfolio may invest up to 25% of its total assets in the Subsidiary. As of June 30, 2021, the Portfolio held $122,017,164 in the Subsidiary, representing 20.5% of the Portfolio's consolidated net assets. For the six months ended June 30, 2021, the net realized gain on securities and other financial instruments held in the Subsidiary was $113,951,008.

Subsequent references to the Portfolio within the Notes to Consolidated Financial Statements collectively refer to the Portfolio and the Subsidiary, unless the context otherwise requires.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Consolidated Financial Statements (continued)
June 30, 2021 (unaudited)

Note 1. Organization (continued)

The Portfolio offers two classes of shares: Class 1 shares and Class 2 shares. Each class of shares represents an equal pro rata interest in the Portfolio, except the share classes bear different expenses.

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its consolidated financial statements. The policies are in accordance with generally accepted accounting principles in the United States of America ("GAAP"). The preparation of consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results could differ from those estimates. The Portfolio is considered an investment company for financial reporting purposes under GAAP and follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946 — Financial Services — Investment Companies.

A) SECURITY VALUATION — The Board of Trustees (the "Board") is responsible for the Portfolio's valuation process. The Board has delegated the supervision of the daily valuation process to Credit Suisse , who has established a Pricing Committee which, pursuant to the policies adopted by the Board, is responsible for making fair valuation determinations and overseeing the Portfolio's pricing policies. The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional "round lot" size, but some trades occur in smaller "odd lot" sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Consolidated Financial Statements (continued)
June 30, 2021 (unaudited)

Note 2. Significant Accounting Policies (continued)

daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Over-the-counter derivative financial instruments, such as swap agreements, generally derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Trust to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, these securities will be fair valued in good faith by the Pricing Committee, in accordance with procedures adopted by the Board.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•  Level 1  –  quoted prices in active markets for identical investments

•  Level 2  –  other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Consolidated Financial Statements (continued)
June 30, 2021 (unaudited)

Note 2. Significant Accounting Policies (continued)

•  Level 3  –  significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2021 in valuing the Portfolio's assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
United States Agency Obligations	$—	$282,524,630	$—	$282,524,630
United States Treasury Obligations	—	274,002,374	—	274,002,374
	$—	$556,527,004	$—	$556,527,004
Other Financial Instruments*
Futures Contracts	$171,343	$—	$—	$171,343
Swap Contracts	—	6,197,474	—	6,197,474
Liabilities	Level 1	Level 2	Level 3	Total
Other Financial Instruments*
Futures Contracts	$18,271	$—	$—	$18,271
Swap Contracts	—	67,759	—	67,759

*  Other financial instruments include unrealized appreciation (depreciation) on futures and swap contracts.

For the six months ended June 30, 2021, there were no transfers between Level 2 and Level 3. All transfers, if any, are assumed to occur at the end of the reporting period.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — The Portfolio adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that a portfolio disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for and (c) how derivative instruments and related hedging activities affect a portfolio's financial position, financial performance and cash flows. For the six months ended June 30, 2021, the Portfolio's derivatives did not qualify for hedge accounting as they are held at fair value.

The following table presents the fair value and the location of derivatives within the Consolidated Statement of Assets and Liabilities at June 30, 2021 and the effect of these derivatives on the Consolidated Statement of Operations for the six months ended June 30, 2021.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Consolidated Financial Statements (continued)
June 30, 2021 (unaudited)

Note 2. Significant Accounting Policies (continued)

Primary Underlying Risk	Derivative Assets(1)	Derivative Liabilities(1)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Commodity price
Futures contracts(2)	$171,343	$18,271	$2,428,743	$(2,912,984)
Total return swap contracts	6,197,474	67,759	111,514,397	(2,491,674)
	$6,368,817	$86,030	$113,943,140	$(5,404,658)

(1)  Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

(2)  Includes cumulative appreciation (depreciation) of futures contracts as reported in the Consolidated Schedule of Investments. Only variation margin is reported with in the receivables and/or payables on the Consolidated Statement of Assets and Liabilities.

The notional amount of futures contracts and swap contracts open at June 30, 2021 is reflected in the Consolidated Schedule of Investments. For the six months ended June 30, 2021, the Portfolio held average monthly notional values of $10,710,217, $8,136,531 and $539,675,472 in long futures contracts, short futures contracts and swap contracts, respectively.

The Portfolio is a party to International Swap and Derivatives Association, Inc. ("ISDA") Master Agreements ("Master Agreements") with certain counterparties that govern over-the-counter derivative (including Total Return, Credit Default and Interest Rate Swaps) and foreign exchange contracts entered into by the Portfolio. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. Termination events applicable to the Portfolio may occur upon a decline in the Portfolio's net assets below a specified threshold over a certain period of time.

The following table presents by counterparty the Portfolio's derivative assets, net of related collateral held by the Portfolio, at June 30, 2021:

Counterparty	Gross Amount of Derivative Assets Presented in the Consolidated Statement of Assets and Liabilities(a)	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Received(b)		Cash Collateral Received(b)	Net Amount of Derivative Assets
Bank of America	$1,167,201	$—		$—	$—	$1,167,201
Citigroup	809,789	—		—	—	809,789
JPMorgan Chase	461,514	—		—	—	461,514
Macquarie Bank Ltd	1,199,007	—		—	—	1,199,007
Morgan Stanley	567,106	—		—	—	567,106
Societe Generale	1,444,797	—		—	—	1,444,797
UBS	548,060	(67,759)		—	—	480,301
	$6,197,474	$(67,759)	$		$—	$6,129,715

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Consolidated Financial Statements (continued)
June 30, 2021 (unaudited)

Note 2. Significant Accounting Policies (continued)

The following table presents by counterparty the Portfolio's derivative liabilities, net of related collateral pledged by the Portfolio, at June 30, 2021:

Counterparty	Gross Amount of Derivative Liabilities Presented in the Consolidated Statement of Assets and Liabilities(a)	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities
UBS	$67,759	$(67,759)	$—	$—	$—

(a)  Swap contracts are included.

(b)  The actual collateral pledged may be more than the amounts shown.

C) SECURITY TRANSACTIONS AND INVESTMENT INCOME/EXPENSE — Security transactions are accounted for on a trade date basis. Interest income/expense is recorded on the accrual basis. The Portfolio amortizes premiums and accretes discounts using the effective interest method. Dividend income/expense is recorded on the ex-dividend date. Certain expenses are class-specific expenses, vary by class and are charged only to that class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Portfolio may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income, if any, are declared and paid quarterly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Dividends and distributions to shareholders of the Portfolio are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

E) FEDERAL AND OTHER TAXES — No provision is made for federal taxes as it is the Portfolio's intention to continue to qualify as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income taxes.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Consolidated Financial Statements (continued)
June 30, 2021 (unaudited)

Note 2. Significant Accounting Policies (continued)

In order to qualify as a RIC under the Code, the Portfolio must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. One of these requirements is that the Portfolio derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities or currencies or net income derived from interests in certain publicly-traded partnerships ("Qualifying Income"). The Portfolio may invest in structured notes designed to track the performance of the Benchmark. The Portfolio may, through its investment in the Subsidiary, invest in commodity-linked swaps and/or futures contracts.

If the Portfolio is unable to ensure continued qualification as a RIC, the Portfolio may be required to change its investment objective, policies or techniques, or may be liquidated. If the Portfolio fails to qualify as a RIC, the Portfolio will be subject to federal income tax on its net income and capital gains at regular corporate rates (without reduction for distributions to shareholders). If the Portfolio were to fail to qualify as a RIC and become subject to federal income tax, shareholders of the Portfolio would be subject to the risk of diminished returns.

The Portfolio adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority's widely understood administrative practices and procedures. The Portfolio has reviewed its current tax positions and has determined that no provision for income tax is required in the Portfolio's financial statements. The Portfolio's federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

F) CASH — The Portfolio's uninvested cash balance is held in an interest bearing variable rate demand deposit account at State Street Bank and Trust Company ("SSB"), the Portfolio's custodian.

G) FUTURES — The Portfolio may enter into futures contracts to the extent permitted by its investment policies and objectives. The Portfolio may use futures contracts to gain exposure to or hedge against changes in commodities. Upon entering into a futures contract, the Portfolio is required to deposit cash and/or pledge U.S. Government securities as initial margin with a Futures

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Consolidated Financial Statements (continued)
June 30, 2021 (unaudited)

Note 2. Significant Accounting Policies (continued)

Commission Merchant ("FCM"). Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Portfolio each day (daily variation margin) and are recorded as unrealized gains or losses in the Consolidated Statement of Operations until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio's basis in the contract. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. Futures have minimal counterparty credit risk because futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. In addition, the purchase of a futures contract involves the risk that the Portfolio could lose more than the original margin deposit and subsequent payments may be required for a futures transaction. The Portfolio's open futures contracts are disclosed in the Consolidated Schedule of Investments. At June 30, 2021, the amount of restricted cash held at brokers related to open futures contracts was $0.

The Commodity Exchange Act requires an FCM to segregate all customer transactions and assets from the FCM's proprietary activities. A customer's cash and other equity deposited with an FCM are considered commingled with all other customer funds subject to the FCM's segregation requirements. In the event of an FCM's insolvency, recovery may be limited to the Portfolio's pro-rata share of segregated customer funds available. It is possible that the recovery amount could be less than the total of cash and other equity deposited.

H) SWAPS — The Portfolio may enter into commodity index swaps either for hedging purposes or to seek to increase total return. A swap contract is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset or notional principal amount. The Portfolio will enter into swap contracts only on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The extent of the Portfolio's exposure to credit and counterparty risks is the discounted net value of the cash flows to be received from the counterparty over the contract's remaining life, to the extent that the amount is positive. These risks are mitigated by having a master netting arrangement between the Portfolio and

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Consolidated Financial Statements (continued)
June 30, 2021 (unaudited)

Note 2. Significant Accounting Policies (continued)

the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio's exposure to the counterparty. Therefore, the Portfolio considers the creditworthiness of each counterparty as well as the amounts posted by the counterparty pursuant to the master netting agreement to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index.

The Portfolio may enter into total return swap contracts, involving commitments to pay interest in exchange for a market-linked return, both based on notional amounts. The Portfolio may invest in total return swap contracts for hedging purposes or to seek to increase total return. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

The Portfolio records unrealized gains or losses on a daily basis representing the value and the current net receivable or payable relating to open swap contracts. Net amounts received or paid on the swap contract are recorded as realized gains or losses. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation from swap contracts. Realized gains and losses from terminated swaps are included in net realized gains/losses from swap contracts. The Portfolio's open swap contracts are disclosed in the Consolidated Schedule of Investments. At June 30, 2021, the amount of restricted cash held at brokers related to open swap contracts was $17,350,000.

I) SECURITIES LENDING — The initial collateral received by the Portfolio is required to have a value of at least 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). The collateral is maintained thereafter at a value equal to at least 102% of the current market value of the securities on loan. The market value of loaned securities is determined at the close of each business day of the Portfolio and any additional required collateral is delivered to the Portfolio, or excess collateral returned by the Portfolio, on the next business day. Cash collateral received by the Portfolio in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including funds advised by SSB, the Portfolio's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Consolidated Financial Statements (continued)
June 30, 2021 (unaudited)

Note 2. Significant Accounting Policies (continued)

to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Portfolio to act as the Portfolio's securities lending agent. The Portfolio's securities lending arrangement provides that the Portfolio and SSB will share the net income earned from securities lending activities. Securities lending income is accrued as earned. At June 30, 2021, there were no securities out on loan.

During the six months ended June 30, 2021, total earnings from the Portfolio's investment in cash collateral received in connection with securities lending arrangements was $67, and fees collected from borrowers (brokers), excluding commisions, was $461. The Portfolio retained $396 in income from the cash collateral investment, and SSB, as lending agent, was paid $132.

J) OTHER — In July 2017, the Financial Conduct Authority, the United Kingdom's financial regulatory body, announced a desire to phase out the use of LIBOR by the end of 2021.

Although financial regulators and industry working groups have suggested alternative reference rates, such as European Interbank Offer Rate ("EURIBOR"), Sterling Overnight Interbank Average Rate ("SONIA") and Secured Overnight Financing Rate ("SOFR"), global consensus on alternative rates is lacking and the process for amending existing contracts or instruments to transition away from LIBOR remains uncertain. There also remains uncertainty and risk regarding the willingness and ability of issuers to include fallback provisions and/or other measures that contemplate the discontinuation of LIBOR in new and existing contracts or instruments. In addition, there are obstacles to converting certain longer-term securities and transactions to a new reference rate or rates and the effectiveness of one alternative reference rate versus multiple alternative reference rates in new or existing financial instruments and products has not been determined.

The transition away from LIBOR might lead to increased volatility and illiquidity in markets for instruments whose terms currently reference LIBOR, reduced values of LIBOR-related investments, reduced effectiveness of hedging strategies, increased costs for certain LIBOR-related instruments, increased difficulty in borrowing or refinancing, and prolonged adverse market conditions for the Fund. Furthermore, the risks associated with the expected discontinuation of LIBOR and related transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Consolidated Financial Statements (continued)
June 30, 2021 (unaudited)

Note 2. Significant Accounting Policies (continued)

In the normal course of business the Portfolio trades financial instruments and enters into financial transactions for which risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Portfolio may be exposed to counterparty risk, including securities lending, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the consolidated financial statements. Financial assets, which potentially expose the Portfolio to credit risk, consist principally of cash due from counterparties and investments. The extent of the Portfolio's exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Portfolio's Consolidated Statement of Assets and Liabilities.

K) RECENT ACCOUNTING PRONOUNCEMENTS — In October 2020, FASB issued Accounting Standards Update No. 2020-08 ("ASU 2020-08"), "Receivables — Nonrefundable Fees and Other Costs (Codification Improvements Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities". ASU 2020-08 is an update of ASU No. 2017-08, which amends the amortization period of certain purchased callable debt securities held at a premium. ASU 2020-08 updates the amortization period for callable debt securities to be amortized to the next call date. For purposes of this update, the next call date is the first date when a call option at a specified price becomes exercisable. Once that date has passed, the next call date is when the next call option at a specified price becomes exercisable, if applicable. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020. Management has evaluated the implication, if any, of the additional disclosure requirement and the impact is reflected on the Portfolio's financial statements.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser and co-administrator for the Portfolio. For its investment advisory and administration services, Credit Suisse is entitled to receive a fee from the Portfolio at an annual rate of 0.59% of the Portfolio's average daily net assets. For the six months ended June 30, 2021, investment advisory and administration fees earned by Credit Suisse were $1,600,082. Credit Suisse has contractually agreed to limit expenses so that the Portfolio's annual operating expenses do not exceed 1.05% of the Portfolio's average daily net assets for Class 1 shares and 0.80% of the Portfolio's average daily net assets for Class 2 shares. The Portfolio is

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Consolidated Financial Statements (continued)
June 30, 2021 (unaudited)

Note 3. Transactions with Affiliates and Related Parties (continued)

authorized to reimburse Credit Suisse for management fees previously limited and/or for expenses previously reimbursed by Credit Suisse, provided, however, that any reimbursements must be paid at a date not more than thirty-six months following the applicable month during which such fees were limited or expenses were reimbursed by Credit Suisse and the reimbursements do not cause the Portfolio to exceed the applicable expense limitation in the contract at the time the fees are recouped. For the six months ended June 30, 2021, Credit Suisse recouped $26,128 ($8,182 in Class 1 and $17,946 in Class 2) of previously waived fees and expense reimbursements. This contract may not be terminated before May 1, 2022.

The amounts waived and reimbursed by Credit Suisse, which are available for potential future recoupment by Credit Suisse, and the expiration schedule at June 30, 2021 are as follows:

	Fee waivers/expense reimbursements subject to recoupment	Expires December 31, 2022*	Expires December 31, 2023
Class 1	$27,809	$9,175	$18,634
Class 2	—	—	—
Totals	$27,809	$9,175	$18,634

*  The Subsidiary expenses are not eligible for recoupment.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon the relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the six months ended June 30, 2021, co-administrative services fees earned by SSB (including out-of-pocket expenses) with respect to the Portfolio were $45,895.

Credit Suisse Securities (USA) LLC ("CSSU"), an affiliate of Credit Suisse, serves as the distributor of the Portfolio's shares. Pursuant to a distribution plan adopted by the Portfolio pursuant to Rule 12b-1 under the 1940 Act, CSSU receives fees for its distribution services with respect to Class 1 shares of the Portfolio. These fees were calculated at an annual rate of 0.25% of the average daily net assets of the Class 1 shares. For the six months ended June 30, 2021, Rule 12b-1 distribution fees with respect to Class 1 shares of the Portfolio were $31,144. The Portfolio has not adopted a Rule 12b-1 plan with respect to the Class 2 shares.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Consolidated Financial Statements (continued)
June 30, 2021 (unaudited)

Note 3. Transactions with Affiliates and Related Parties (continued)

Certain brokers, dealers and financial representatives provide transfer agent-related services to the Portfolio and receive compensation from the Portfolio. For the six months ended June 30, 2021, the Portfolio paid $254,984.

Note 4. Line of Credit

The Portfolio, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a committed, unsecured line of credit facility ("Credit Facility"), with SSB in an aggregated amount of $250 million for temporary or emergency purposes under a first-come, first-served basis. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at either the Overnight Federal Funds rate or the Overnight LIBOR rate plus a spread. At June 30, 2021 and during the six months ended June 30, 2021, the Portfolio had no borrowings outstanding under the Credit Facility.

Note 5. Purchases and Sales of Securities

For the six months ended June 30, 2021, purchases and sales of investment securities (excluding short-term investments) and U.S. Government and Agency Obligations were as follows:

Investment Securities		U.S. Government/ Agency Obligations
Purchases	Sales	Purchases	Sales
$0	$0	$161,369,679	$66,601,484

Note 6. Capital Share Transactions

The Portfolio is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share. Transactions in capital shares of the Portfolio were as follows:

	Class 1
	For the Six Months Ended June 30, 2021 (unaudited)		For the Year Ended December 31, 2020
	Shares	Value	Shares	Value
Shares sold	2,125,530	$7,991,841	9,057,595	$27,916,458
Shares issued in reinvestment of dividends	—	—	8,901,384	23,766,697
Shares redeemed	(729,550)	(2,760,321)	(135,599,967)	(358,283,642)
Net increase (decrease)	1,395,980	$5,231,520	(117,640,988)	$(306,600,487)

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Consolidated Financial Statements (continued)
June 30, 2021 (unaudited)

Note 6. Capital Share Transactions (continued)

	Class 2
	For the Six Months Ended June 30, 2021 (unaudited)		For the Year Ended December 31, 2020
	Shares	Value	Shares	Value
Shares sold	3,873,185	$14,245,163	142,057,140	$376,629,277
Shares redeemed	(4,880,662)	(18,814,303)	(3,453,747)	(10,651,344)
Net increase (decrease)	(1,007,477)	$(4,569,140)	138,603,393	$365,977,933

On June 30, 2021, the number of shareholders that held 5% or more of the outstanding shares of the Portfolio was as follows:

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Class 1	3	87%
Class 2	3	96%

The Portfolio's performance may be negatively impacted in the event one or more of the Portfolio's greater than 5% shareholders were to redeem at a given time. Some of the shareholders may be omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Contingencies

In the normal course of business, the Portfolio may provide general indemnifications pursuant to certain contracts and organizational documents. The Portfolio's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 8. Subsequent Events

In preparing the financial statements as of June 30, 2021, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements through the date of release of this report. No such events requiring recognition or disclosure were identified through the date of the release of this report.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notice of Privacy and Information Practices (unaudited)

At Credit Suisse, we know that you are concerned with how we protect and handle nonpublic personal information that identifies you. This notice is designed to help you understand what nonpublic personal information we collect from you and from other sources, and how we use that information in connection with your investments and investment choices that may be available to you. Except where otherwise noted, this notice is applicable only to consumers who are current or former investors, meaning individual persons whose investments are primarily for household, family or personal use ("individual investors"). Specified sections of this notice, however, also apply to other types of investors (called "institutional investors"). Where the notice applies to institutional investors, the notice expressly states so. This notice is being provided by Credit Suisse Funds and Credit Suisse Closed-End Funds. This notice applies solely to U.S. registered investment companies advised by Credit Suisse Asset Management, LLC.

Categories of information we may collect:

We may collect information about you, including nonpublic personal information, such as

•  Information we receive from you on applications, forms, agreements, questionnaires, Credit Suisse websites and other websites that are part of our investment program, or in the course of establishing or maintaining a customer relationship, such as your name, address, e-mail address, Social Security number, assets, income, financial situation; and

•  Information we obtain from your transactions and experiences with us, our affiliates, or others, such as your account balances or other investment information, assets purchased and sold, and other parties to a transaction, where applicable.

Categories of information we disclose and parties to whom we disclose it:

•  We do not disclose nonpublic personal information about our individual investors, except as permitted or required by law or regulation. Whether you are an individual investor or institutional investor, we may share the information described above with our affiliates that perform services on our behalf, and with our asset management and private banking affiliates; as well as with unaffiliated third parties that perform services on our behalf, such as our accountants, auditors, attorneys, broker-dealers, fund administrators, and other service providers.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notice of Privacy and Information Practices (unaudited) (continued)

•  We want our investors to be informed about additional products or services. We do not disclose nonpublic personal information relating to individual investors to our affiliates for marketing purposes, nor do we use such information received from our affiliates to solicit individual investors for such purposes. Whether you are an individual investor or an institutional investor, we may disclose information, including nonpublic personal information, regarding our transactions and experiences with you to our affiliates.

•  In addition, whether you are an individual investor or an institutional investor, we reserve the right to disclose information, including nonpublic personal information, about you to any person or entity, including without limitation any governmental agency, regulatory authority or self-regulatory organization having jurisdiction over us or our affiliates, if (i) we determine in our discretion that such disclosure is necessary or advisable pursuant to or in connection with any United States federal, state or local, or non-U.S., court order (or other legal process), law, rule, regulation, or executive order or policy, including without limitation any anti-money laundering law or the USA PATRIOT Act of 2001; and (ii) such disclosure is not otherwise prohibited by law, rule, regulation, or executive order or policy.

Confidentiality and security

•  To protect nonpublic personal information about individual investors, we restrict access to those employees and agents who need to know that information to provide products or services to us and to our investors. We maintain physical, electronic, and procedural safeguards to protect nonpublic personal information.

Other Disclosures

This notice is not intended to be incorporated in any offering materials, but is a statement of our current Notice of Privacy and Information Practices and may be amended from time to time. This notice is current as of May 25, 2021.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Liquidity Risk Management Program (unaudited)

The Fund has adopted and implemented a written liquidity risk management program (the "Liquidity Program") in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended. The Liquidity Program seeks to assess and manage the Fund's liquidity risk, i.e., the risk that the Fund is unable to satisfy redemption requests without significantly diluting remaining investors' interests in the Fund. The Board of Trustees of the Trust has designated Credit Suisse Asset Management, LLC, the Fund's investment adviser, to administer the Liquidity Program (the "Program Administrator"). Certain aspects of the Liquidity Program rely on third parties to perform certain functions, including the provision of market data and application of models.

Under the Liquidity Program, the Program Administrator assesses, manages and periodically reviews each Fund's liquidity risk and classifies each investment held by each Fund as a "highly liquid investment," "moderately liquid investment," "less liquid investment" or "illiquid investment." The liquidity of a Fund's portfolio investments is determined based on relevant market, trading and investment-specific considerations under the Liquidity Program.

During the six months ended June 30, 2021, the Trust's Board of Trustees received reports from the Program Administrator that included information to address the operations of the Liquidity Program and assess its adequacy and effectiveness of implementation during the period covered by the reports. The reports indicated that the Liquidity Program is reasonably designed to assess and manage liquidity risk and was adequately and effectively implemented during the reporting period.

There can be no assurance that the Liquidity Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to illiquidity risk and other risks to which it may be subject.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Portfolio voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year, as well as the policies and procedures that the Portfolio uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-877-870-2874

•  On the Portfolio's website, www.credit-suisse.com/us/funds

•  On the website of the Securities and Exchange Commission, www.sec.gov

The Portfolio files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The Portfolio's Forms N-PORT and N-Q are available on the SEC's website at www.sec.gov.

P.O. BOX 219916, KANSAS CITY, MO 64121-9916

877-870-2874 ◼ www.credit-suisse.com/us/funds

CREDIT SUISSE SECURITIES (USA) LLC, DISTRIBUTOR.  TRCOM-SAR-0621

Item 2. Code of Ethics.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

This item is not applicable to the registrant.

Item 6. Schedule of Investments.

(a)	This schedule is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

This item is not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

This item is not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

This item is not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The Nominating Committee recommends Board member candidates. Shareholders of the registrant may also submit nominees that will be considered by the Committee. Recommendations should be mailed to the registrant’s Secretary, c/o Credit Suisse Asset Management, LLC, Eleven Madison Avenue, New York, NY 10010. Any submission should include at a minimum the following information: the name, age, business address, residence address and principal occupation or employment of such individual; the class, series and number of shares of the registrant that are beneficially owned by such individual; the date such shares were acquired and the investment intent of such acquisition; whether such shareholder believes such individual is, or is not, an “interested person” of the registrant (as defined in the Investment Company Act of 1940) and information regarding such individual that is sufficient, in the Committee’s discretion, to make such determination; and all other information relating to such individual that is required to be disclosed in solicitation of proxies for election of directors in an election contest (even if an election contest is not involved) or is otherwise required pursuant to the rules for proxy materials under the Securities Exchange Act of 1934.

Item 11. Controls and Procedures.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s most recent fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

This item is not applicable to the registrant.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3)	Not applicable.

(b)	The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE TRUST

/s/ John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer and President
Date:	August 16, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer and President
Date:	August 16, 2021

/s/ Omar Tariq
Name:	Omar Tariq
Title:	Chief Financial Officer and Treasurer
Date:	August 16, 2021